FINANCIAL INSTRUMENTS - Hedges (Details)	Dec. 31, 2021 $ / h MW Tcf USD ($) MWh t $ / J
Heating degree days | Later than one year | Top of range
Hedging:
Nominal amount of hedging instrument	4,871
Heating degree days | Later than two years and not later than three years | Bottom of range
Hedging:
Nominal amount of hedging instrument	1,652
Physical forward contracts and options | Electricity | 7 - 10 years
Hedging:
Nominal amount of hedging instrument | $	27,135,906
Price of hedging instrument	49.20
Physical forward contracts and options | Natural gas | 4-5 years
Hedging:
Nominal amount of hedging instrument | $	106,875,145
Price of hedging instrument	3.87
Physical forward contracts and options | Renewable energy certificates | 7 - 10 years
Hedging:
Nominal amount of hedging instrument | $ / h	3,116,650
Price of hedging instrument	26.39
Physical forward contracts and options | Green Gas Certificates | Not later than one year
Hedging:
Nominal amount of hedging instrument | t	10,000
Price of hedging instrument	15.31
Physical forward contracts and options | Capacity contracts | Later than two years and not later than three years
Hedging:
Nominal amount of hedging instrument | MW	1,628
Price of hedging instrument	4,765.65
Physical forward contracts and options | Ancillary contract | 3-4 years
Hedging:
Nominal amount of hedging instrument | MWh	1,133,640
Price of hedging instrument | $ / h	27.25
Financial swap contracts and options | Later than two years and not later than three years
Hedging:
Nominal amount of hedging instrument	1,490,328
Price of hedging instrument | $	29.49
Financial swap contracts and options | Electricity | 4-5 years
Hedging:
Nominal amount of hedging instrument | MWh	16,411,986
Price of hedging instrument | $ / h	52.23
Financial swap contracts and options | Natural gas | Later than one year
Hedging:
Nominal amount of hedging instrument | Tcf	108,350,809
Price of hedging instrument | $ / J	2.95
Weather derivatives | Heating degree days | Not later than one year | Bottom of range
Hedging:
Nominal amount of hedging instrument	1,813
Weather derivatives | Heating degree days | Not later than one year | Top of range
Hedging:
Nominal amount of hedging instrument	4,985
Weather derivatives | Heating degree days | Later than one year | Bottom of range
Hedging:
Nominal amount of hedging instrument	1,652
Weather derivatives | Heating degree days | Later than two years and not later than three years | Top of range
Hedging:
Nominal amount of hedging instrument	4,910